Inventories	3 Months Ended
Mar. 31, 2019
Inventories
Inventories

7. Inventories

At March 31, 2019 and December 31, 2018, inventories consisted of the following:

Inventories
in € THOUS
	March 31,	December 31,
	2019	2018

Finished goods	895.533	774.133
Health care supplies	470.202	391.593
Raw materials and purchased components	237.664	224.054
Work in process	92.259	77.023
Inventories	1.695.658	1.466.803